25 Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent events

25       Subsequent events

a)   FASA spin-off

On January 1, 2020, the Company incorporated ESMC Educação Superior Ltda., or ESMC, and transferred the two FASA campuses located in the State of Minas Gerais, which do not offer medicine courses, to ESMC. This spin-off did not have an impact on the consolidated financial statements.

b)  Acquisition of UniRedentor

On November 1, 2019, Afya Brazil entered into a purchase agreement for the acquisition of 100% of UniRedentor—Sociedade Universitária Redentor ("UniRedentor"). UniRedentor is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro. The acquisition will contribute with 112 medical school seats, with a potential 44 additional medical school seats subject to the approval by MEC, and is in line with the Company’s strategy to focus on medical education, including medical school.

The acquisition was consummated on January 31, 2020. The purchase price of R$ 225,000 is comprised of: i) R$ 125,000 paid in cash as of January 31, 2020; and ii) R$ 100,000 is payable in five equal installments of R$ 20,000 through May 2024, adjusted by the CDI rate.

The acquisition date fair value of each major class of consideration, including the allocation of the purchase price has not been completed by the Company as of the date of these financial statements. The impact on revenue and profit or loss of the combined entity for the current reporting period as if the acquisition date had been as of the beginning of the annual reporting period is not available as the Company recently concluded the acquisition. Therefore the financial statements do not include this information. Transaction costs to date totaled R$ 1,354. Any goodwill generated in the transaction is not expected to be deductible for tax purposes.

c)   Issuance of new Class A common shares

On February 6, 2020, the Company’s share capital was increased by 3,019,928 Class A common shares and the net proceeds received of R$ 345,974 (US$80,183 thousand), after deducting R$ 12,367 (US$ 2,865 thousand) of shares issuance cost from underwriting discounts and commissions and other offering expenses.

Afya transferred R$ 293,195 (US$ 68,060 thousand) of the net proceeds to bank accounts in Brazil with an increase the capital of Afya Brazil. These deposits are invested in first-line financial institutions in Brazil and are denominated in Brazilian reais.

On March 10, 2020, the underwriters exercised their option to acquire additional 240,552 Class A common shares. The share capital was increased by US$6,387 thousand (or R$ 29,823 converted by the exchange rate of 4.6693 on March 10, 2020).

d)  Acquisition of Centro Universitário São Lucas

On February 20, 2020, the Company entered into an agreement, through its wholly-owned subsidiary Afya Brazil for the acquisition of 100% of the total share capital of Centro Universitário São Lucas (“UniSL”). The closing of the transaction is subject to customary precedent conditions and antitrust approvals, accordingly this acquisition had not been completed at the date of issuance of these financial statements. UniSL is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate courses in medicine in the State of Rondônia. UniSL also offers other health related undergraduate degrees. The acquisition is in line with the Company’s strategy to focus on medical education, including medical schools. The aggregate purchase price is R$ 341,600 of which: (i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate. The acquisition will contribute 182 medical school seats to the Company, increasing the Company’s total medical school seats to 1,866. There are 100 additional seats still pending approval which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$80,000, adjusted by the CDI rate.

e)  COVID-19

Afya has created an executive committee to address the challenges of COVID-19, which is closely monitoring the outbreak and ensuring that the Company complies with guidance from both the Ministry of Health and Ministry of Education. Brazilian authorities have decreed mandatory temporary interruptions of educational activities in several locations, consequently, Afya has interrupted all on-campus activities, effective as of March 17, 2020 has temporarily moved the non-practical activities for all students to its online platform and reorganized the schedule of practical activities for when on-campus activities are allowed to resume. With that, Afya expects to mitigate any significant impact on the academic calendar of the first semester of 2020.

Mindful of all medical students in Brazil, including non-Afya students, the Company is also sensitive to the interruption of their studies. Accordingly, Afya has released temporary access to Afya’s digital platform, free of charge for other medical education institutions over the next two months, extendable for the duration of the pandemic. With this initiative, the Company hopes to help other public and private medical schools to minimize the impact of the pandemic on their students.

Finally, Afya has successfully concluded most of the admissions cycle for the first semester of 2020 and its education services may remain on schedule if the impact of COVID-19 remains within the scope discussed above. While the Company is aware of the uncertainties created by COVID-19, it remains confident in its strategy, in the financial robustness of its business and in Afya’s contribution of high quality medical professionals who will help the society to overcome COVID-19 and other future challenges.

The Company carried out an analysis of the risks and uncertainties related to COVID-19 and as thus far no significant impacts requiring material adjustments to the financial statements have been identified. At the moment it is not possible to measure or anticipate the possible future economic and financial impacts arising from COVID-19 and the Company will continue to monitor the situation closely.